Supplement to the

Fidelity® Strategic Dividend & Income® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2008

Effective August 1, 2008, Thomas Soviero no longer co-manages the convertible securities sub-portfolio of the fund. All references to Mr. Soviero in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information replaces similar information found in the "Management Contract" section beginning on page 30.

Derek Young and Joanna Bewick are the co-managers of Strategic Dividend & Income and receive compensation for their services. As of April 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each co-manager's bonus is based on several components. The components of each co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each co-manager also receives a monthly impact score for each month of his or her tenure as manager of a fund or account. The monthly impact scores are weighted according to the portfolio manager's tenure on his or her fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each co-manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of each co-manager's bonus that is linked to the investment performance of Strategic Dividend & Income is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of each co-manager's bonus that is based on impact scores is based on how he or she allocates the fund's assets among the common equity, convertible securities, preferred equity, and REIT and real estate asset classes, which are represented by the components of the Strategic Dividend & Income Composite Index. The components of the Fidelity Strategic Dividend & Income Composite Index and their relative weightings in the fund's neutral mix are 50% Russell 3000® Value Index, 15% NAREIT, 15% Merrill Lynch® All U.S. Convertible Securities ex Convertible Preferreds Index, and 20% Merrill Lynch Preferred Stock DRD-Eligible Securities Index. Each co-manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SDIB-08-02 August 6, 2008
1.796004.110

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Dividend & Income ($1,328 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of Strategic Dividend & Income beneficially owned by Ms. Bewick was $10,001-$50,000.

Supplement to the

Fidelity Advisor Strategic Dividend & Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Dividend and Income® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2008

Effective August 1, 2008, Thomas Soviero no longer co-manages the convertible securities sub-portfolio of the fund. All references to Mr. Soviero in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information replaces similar information found in the "Management Contract" section beginning on page 30.

Derek Young and Joanna Bewick are the co-managers of Strategic Dividend & Income and receive compensation for their services. As of April 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each co-manager's bonus is based on several components. The components of each co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each co-manager also receives a monthly impact score for each month of his or her tenure as manager of a fund or account. The monthly impact scores are weighted according to the portfolio manager's tenure on his or her fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each co-manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of each co-manager's bonus that is linked to the investment performance of Strategic Dividend & Income is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of each co-manager's bonus that is based on impact scores is based on how he or she allocates the fund's assets among the common equity, convertible securities, preferred equity, and REIT and real estate asset classes, which are represented by the components of the Strategic Dividend & Income Composite Index. The components of the Fidelity Strategic Dividend & Income Composite Index and their relative weightings in the fund's neutral mix are 50% Russell 3000® Value Index, 15% NAREIT, 15% Merrill Lynch® All U.S. Convertible Securities ex Convertible Preferreds Index, and 20% Merrill Lynch Preferred Stock DRD-Eligible Securities Index. Each co-manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ASDI/ASDIIB-08-02 August 6, 2008
1.795998.108

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Dividend & Income ($1,328 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of Strategic Dividend & Income beneficially owned by Ms. Bewick was $10,001-$50,000.